Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 419,966	₩ 911,230	₩ 759,387
Operating expense and others	2,306,202	2,148,060	2,058,356
Acquisition of property and equipment	396,186	387,313	818,894
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	60,933	285,104	316,001
Operating expense and others	75	199	267
Acquisition of property and equipment	0
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	22,162	33,253	40,717
Operating expense and others	662,247	633,868	596,509
Acquisition of property and equipment	114,895	82,191	76,534
F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,490	3,828	3,484
Operating expense and others	49,227	50,029	51,228
Acquisition of property and equipment	265
Happy Narae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,637	6,899	9,871
Operating expense and others	24,727	20,229	17,361
Acquisition of property and equipment	143,188	133,625	129,621
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		17,962	683
Operating expense and others		4,374	3,065
SK Wyverns Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		202	1,279
Operating expense and others		8,203	19,354
Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	20,290	10,943
Operating expense and others	0
Acquisition of property and equipment	0
SK China Company Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		131,141
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	13,795	11,778	65,431
Operating expense and others	5,608	8,356	12,511
Acquisition of property and equipment	80		78
Content Wavve Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	6,797	174	446
Operating expense and others	108,760	78,964	56,631
Acquisition of property and equipment	229
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	46,507	175,854	387,324
Operating expense and others	56,655	70,962	143,056
Acquisition of property and equipment	367		78
SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			12,349
Operating expense and others			238
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	27,524	53,445	38,999
Operating expense and others	19,598	19,093	18,464
Acquisition of property and equipment	0
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	4,585	18,970	16,009
Operating expense and others	710	1,250	296
Acquisition of property and equipment	0
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		75	1,118
Operating expense and others		6,868	43,767
Acquisition of property and equipment		57,903	496,460
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		26
Operating expense and others		30,798
Acquisition of property and equipment		8,028
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	4,312	14,439	13,893
Operating expense and others	904,320	1,055,512	1,022,976
Acquisition of property and equipment	288	24	32
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	6,110	7,292	6,936
Operating expense and others	71,432	73,596	76,653
Acquisition of property and equipment	7,891	3,520	2,023
SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			388
Operating expense and others			10,751
Acquisition of property and equipment			30,453
SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		48,546	73,683
SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			20,667
Operating expense and others			9
SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			15,898
Operating expense and others			8
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	40,058	156,055	102,141
Operating expense and others	29,610	30,762	128,268
Acquisition of property and equipment	20,555	23,428	83,693
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	351,297	702,123	331,346
Operating expense and others	1,587,300	1,443,230	1,318,791
Acquisition of property and equipment	280,924	305,122	742,282
UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	283	415
Operating expense and others	46,222	42,335
Acquisition of property and equipment	53,897	50,847
SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		764
Operating expense and others		3,670
Acquisition of property and equipment		888
SK RENT A C A R Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,992	5,843
Operating expense and others	15,891	18,564
Acquisition of property and equipment	0
DREAMUS COMPANY [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	7,235	795
Operating expense and others	85,193	20,074
Acquisition of property and equipment	649	396
SK hynix system ic (Wuxi) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		20,807
SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	19,753	2,048
Operating expense and others	95,261	16,747
Acquisition of property and equipment	17,481	6,081
Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	71,972	2,785
Operating expense and others	31,589	5,699
Acquisition of property and equipment	0
SK ON Hungary Kft [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		38,413
Sk Battery Hungary Kft [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			₩ 19,394
Hana Card Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	8,932
Operating expense and others	1,820
Acquisition of property and equipment	22
One Store Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	17,181
Operating expense and others	24
Acquisition of property and equipment	0
Tmap Mobility Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	22,011
Operating expense and others	4,973
Acquisition of property and equipment	892
SK Geo Centric Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	925	33,435
Operating expense and others	1	9
Acquisition of property and equipment	0
SK Ecoplant Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,330
Operating expense and others	112
Acquisition of property and equipment	0
SK Magic Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,204
Operating expense and others	1,071
Acquisition of property and equipment	0
SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	39,455	5,793
Operating expense and others	147,731	18,861
Acquisition of property and equipment	₩ 35,854	₩ 20,382